Cover	Oct. 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2024
Entity File Number	001-40948
Entity Registrant Name	Global Technology Acquisition Corp. I
Entity Central Index Key	0001848821
Entity Tax Identification Number	66-0969672
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US Hwy 50
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89488
City Area Code	(775)
Local Phone Number	339-1671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GTACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	GTAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GTACW
Security Exchange Name	NASDAQ